Goodwill and Other Intangibles	9 Months Ended
Sep. 30, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles

12. GOODWILL AND OTHER INTANGIBLES

Changes in the carrying amount of goodwill for the nine months ended September 30, 2016 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2016	$1,645	$588	$57	$5	$152	$2,447
Impact of foreign exchange	6	1	1	—	2	10
Balance at September 30, 2016	$1,651	$589	$58	$5	$154	$2,457

As of September 30, 2016 and December 31, 2015, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		September 30, 2016			December 31, 2015
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$278	$155	$123	$289	$143	$146
Patents, concessions and licenses and other	5-25	1,663	1,274	389	1,569	1,187	382
		1,941	1,429	512	1,858	1,330	528
Other intangible assets not subject to amortization:
Trademarks		274	—	274	282	—	282
Total Other intangible assets		$2,215	$1,429	$786	$2,140	$1,330	$810

CNH Industrial recorded amortization expense of $27 million and $23 million for the three months ended September 30, 2016 and 2015, respectively and $82 million and $77 million for the nine months ended September 30, 2016 and 2015, respectively.